Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events
Subsequent Events

16. Subsequent Events

Delisting Notice from the New York Stock Exchange

On April 11,2024, the Company was notified by the New York Stock Exchange(“NYSE”) that the staff of NYSE Regulation has determined to commence proceedings to delist the American depositary shares (“ADSs”) of the Company, each representing ten (10) ordinary shares of the Company, from the NYSE. Trading in the Company’s ADSs was suspended after the market close on the NYSE on April 11,2024. By April 29,2024, New York Stock Exchange had complied with its rules to strike the Company’s ADR from listing on the Exchange.